Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 7,201,244	$ 773,238
Accounts receivable, net	298,035	775,160
Inventory	4,530,136	2,051,880
Prepaid/in-transit inventory	141,611	1,081,225
Prepaid expenses and other current assets	171,791	71,703
Total current assets	12,342,817	4,753,206
Property and equipment	1,394,619	523,419
Accumulated depreciation	(250,861)	(96,190)
Property and equipment, net	1,143,758	427,229
Other Assets
Operating leases – right-of-use asset	3,148,455	1,281,371
Deposits	63,901	63,901
Total other assets	3,212,356	1,345,272
Total assets	16,698,931	6,525,707
Current liabilities
Accounts payable	230,250	63,180
Customer deposits	58	436,648
Accrued expenses and other current liabilities	306,164	140,618
Line of credit and short-term revolving loans		550,000
Current portion of operating lease liability	465,055	218,788
Liability for sale of future revenues, net		11,502
Note payable in default		100,000
Current portion of long-term debt	571,426	51,135
Total current liabilities	1,572,953	1,571,871
Long-term debt, net of current portion and discount	439,049	779,486
Operating lease liability, net of current portion	2,754,964	1,092,861
Shareholder promissory notes	325,000	825,000
Total liabilities	5,091,966	4,269,218
Stockholders’ equity
Preferred stock, par value $.001; 20,000,000 shares authorized; zero shares issued and outstanding
Common stock, par value $.001; 200,000,000 shares authorized; 6,802,464 and 4,300,000 issued and outstanding as of December 31, 2022 and 2021, respectively	6,802	4,300
Additional paid-in capital	25,239,654	8,355,140
Accumulated deficit	(13,639,491)	(6,102,951)
Total stockholders’ equity	11,606,965	2,256,489
Total liabilities and stockholders’ equity	$ 16,698,931	$ 6,525,707